Earnings per share ("EPS") - Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Earnings Per Share Basic [Line Items]
Net earnings (loss)	$ 48,377	$ (184,034)	$ 116,684	$ (140,481)	$ (139,039)
Earnings (loss) attributable to common shareholders	32,273	(197,137)	68,371	(180,074)
Share-based compensation	0	0	0	0
Earnings (loss) attributable to common shareholders, diluted	$ 32,273	$ (197,137)	$ 68,371	$ (180,074)
Earnings (loss) attributable to common shareholders, shares	121,752,000	106,000,000	114,201,000	101,763,000
Share-based compensation, shares	79,000	0	59,000	0
Earnings (loss) attributable to common shareholders, diluted shares	121,831,000	106,000,000	114,260,000	101,763,000
Earnings (loss) attributable to common shareholders, per share amount	$ 0.27	$ (1.86)	$ 0.60	$ (1.77)
Earnings (loss) attributable to common shareholders, per share diluted amount	$ 0.26	$ (1.86)	$ 0.60	$ (1.77)
Series C Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	$ 0	$ 0	$ 0	$ (14,420)
Series D Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	(2,475)	(2,475)	(7,425)	(7,425)
Series E Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	(2,768)	(2,769)	(8,308)	(8,307)
Series F Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	(2,433)	(2,433)	(7,298)	(3,622)
Series G Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	(3,998)	(3,014)	(11,993)	(3,407)
Series H Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	$ (4,430)	$ (2,412)	$ (13,289)	$ (2,412)